Average Annual Total Returns - FidelitySeriesIntrinsicOpportunitiesFund-PRO - FidelitySeriesIntrinsicOpportunitiesFund-PRO - Fidelity Series Intrinsic Opportunities Fund	Sep. 28, 2024
Fidelity Series Intrinsic Opportunities Fund | Return Before Taxes
Average Annual Return:
Past 1 year	19.67%
Past 5 years	14.09%
Past 10 years	10.64%
Fidelity Series Intrinsic Opportunities Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.32%
Past 5 years	8.90%
Past 10 years	7.45%
Fidelity Series Intrinsic Opportunities Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	15.12%
Past 5 years	10.46%
Past 10 years	8.08%
RS002
Average Annual Return:
Past 1 year	16.93%
Past 5 years	9.97%
Past 10 years	7.16%
IXUB5
Average Annual Return:
Past 1 year	21.99%
Past 5 years	14.42%
Past 10 years	11.12%
RS003
Average Annual Return:
Past 1 year	25.96%
Past 5 years	15.16%
Past 10 years	11.48%